UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aslan Capital Management, LP
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Address:   375 Park Avenue, Suite 1903
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           New York, New York 10152
           --------------------------------------------------

Form 13F File Number:     028-12218
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Gregory
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     (212) 813-0673
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Bruce Gregory         New York, New York              05/03/07
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               -------------

Form 13F Information Table Entry Total:            19
                                               -------------

Form 13F Information Table Value Total:          $206,914
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE




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

Form 13F INFORMATION TABLE

       COLUMN 1                    COLUMN 2      COLUMN 3   COLUMN 4   COLUMN 5         COLUMN 6 COLUMN 7         COLUMN 8
------------------------------ ---------------- ----------- -------- ------------------ -------- -------- --------------------------
                                                             VALUE    SHARES/  SH/ PUT/ INVSTMT   OTHER       VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS   CUSIP     x($1000)  PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE     SHARED   NONE
------------------------------ ---------------- ----------- -------- --------- --- ---- -------- -------- --------- -------- -------

BON-TON STORES INC             COM               09776J101   16,872    300,000 SH         SOLE              300,000     0       0
BRUSH ENGINEERED MATLS INC     COM               117421107   12,602    260,000 SH         SOLE              260,000     0       0
CORNING INC                    COM               219350105   23,877  1,050,000 SH         SOLE            1,050,000     0       0
DOW CHEM CO                    COM               260543103    5,733    125,000 SH         SOLE              125,000     0       0
GRAPHIC PACKAGING CORP DEL     COM               388688103    4,739    999,700 SH         SOLE              999,700     0       0
HORIZON OFFSHORE INC           COM NEW           44043J204    5,784    400,000 SH         SOLE              400,000     0       0
ICONIX BRAND GROUP INC         COM               451055107   25,896  1,269,400 SH         SOLE            1,269,400     0       0
ISHARES TR                     RUSSELL 2000      464287655      204      1,800 SH  PUT    SOLE                1,800     0       0
ISHARES TR                     RUSSELL 2000      464287655      200      2,360 SH  PUT    SOLE                2,360     0       0
LIGAND PHARMACEUTICALS INC     CL B              53220K207   14,616  1,450,000 SH         SOLE            1,450,000     0       0
LIONS GATE ENTMNT CORP         COM NEW           535919203    8,092    708,600 SH         SOLE              708,600     0       0
NEWPARK RES INC                COM PAR $.01 NEW  651718504    3,525    500,000 SH         SOLE              500,000     0       0
NEXCEN BRANDS INC              COM               653351106    4,771    480,900 SH         SOLE              480,900     0       0
TANZANIAN ROYALTY EXPL CORP    COM               87600U104    3,960    754,300 SH         SOLE              754,300     0       0
TRICO MARINE SERVICES INC      COM NEW           896106200   10,430    279,938 SH         SOLE              279,938     0       0
US AIRWAYS GROUP INC           COM               90341W108   18,192    400,000 SH         SOLE              400,000     0       0
WET SEAL INC                   CL A              961840105   18,629  2,844,100 SH         SOLE            2,844,100     0       0
YAMANA GOLD INC                COM               98462Y100   28,720  2,000,000 SH         SOLE            2,000,000     0       0
YOUNG BROADCASTING INC         CL A              987434107       72     18,000 SH         SOLE               18,000     0       0

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